Comprehensive income - Schedule Of Accumulated Other Comprehensive Income Loss (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Equity at beginning of the period	$ (1,013,853)	$ (479,205)
Equity at end of the period	10,699,389	(1,013,853)
AOCI Attributable to Parent
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Equity at beginning of the period	45,438	(574)
Other comprehensive loss before reclassifications	(67,659)	(10,750)
Amount reclassified from AOCI	(10,005)	56,762
Equity at end of the period	$ (32,226)	$ 45,438